Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	AMCN
Entity Registrant Name	AIRMEDIA GROUP INC.
Entity Central Index Key	0001413745
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	125,247,597

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 112,734	$ 106,505
Restricted cash	6,363	6,798
Accounts receivable, net of allowance for doubtful accounts of $17,646 and $3,288 as of December 31, 2010 and 2011	92,823	62,455
Prepaid concession fees	22,909	31,787
Amount due from related parties	148	306
Other current assets	6,627	2,713
Deferred tax assets - current	6,061	5,050
Total current assets	247,665	215,614
Property and equipment, net	56,429	71,720
Long-term investments	2,047	1,714
Long term deposits	15,042	13,874
Deferred tax assets - non-current	5,763	6,032
Acquired intangible assets, net	13,788	17,496
Goodwill	20,734	20,736
TOTAL ASSETS	361,468	347,186
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $38,286 and $61,697 as of December 31, 2010 and 2011, respectively)	63,577	39,020
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $7,078 and $9,585 as of December 31, 2010 and 2011, respectively)	11,276	12,253
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $12,751 and $11,516 as of December 31, 2010 and 2011, respectively)	11,522	12,751
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $911 and $332 as of December 31, 2010 and 2011, respectively)	792	1,263
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. $422 and $443 as of December 31, 2010 and 2011, respectively)	443	422
Total current liabilities	87,610	65,709
Non-current liabilities:
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $4,761 and $3,800 as of December 31, 2010 and 2011, respectively)	3,800	4,761
Total liabilities	91,410	70,470
Commitments and contingencies (Note 20 and Note 21)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2010 and 2011; 131,905,011 shares and 127,662,057 shares issued as of December 31, 2010 and 2011, respectively ;131,905,011 shares and 125,247,597 shares outstanding as of December 31, 2010 and 2011, respectively)	128	132
Additional paid-in capital	275,150	277,676
Treasury stock (nil and 2,414,460 shares as of December 31, 2010 and 2011, respectively)	(3,775)
Statutory reserves	8,049	7,671
Accumulated deficits	(38,138)	(28,164)
Accumulated other comprehensive income	30,734	18,353
Total AirMedia Group Inc.'s shareholders' equity	272,148	275,668
Noncontrolling interests	(2,090)	1,048
Total equity	270,058	276,716
TOTAL LIABILITIES AND EQUITY	$ 361,468	$ 347,186

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 3,288	$ 17,646
Accounts payable	63,577	39,020
Accrued expenses and other current liabilities	11,276	12,253
Deferred revenue	11,522	12,751
Income tax payable	792	1,263
Amounts due to related parties	443	422
Deferred tax liabilities - non-current	3,800	4,761
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	127,662,057	131,905,011
Ordinary shares, shares outstanding	125,247,597	131,905,011
Treasury stock, shares	2,414,460
The consolidated variable interest entities without recourse to Air Media Group Inc
Accounts payable	61,697	38,286
Accrued expenses and other current liabilities	9,585	7,078
Deferred revenue	11,516	12,751
Income tax payable	332	911
Amounts due to related parties	443	422
Deferred tax liabilities - non-current	$ 3,800	$ 4,761

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 277,821	$ 236,460	$ 152,530
Business tax and other sales tax	(7,197)	(5,955)	(3,102)
Net revenues	270,624	230,505	149,428
Cost of revenues	244,470	197,908	147,541
Gross profit	26,154	32,597	1,887
Operating expenses:
Selling and marketing (including share-based compensation of $1,540, $2,424 and $1,422 in 2009, 2010 and 2011, respectively)	18,238	18,112	13,439
General and administrative (including share-based compensation of $4,226, $5,547 and $3,192 in 2009, 2010 and 2011, respectively)	22,004	24,646	34,936
Impairment of intangible assets	656	1,000
Impairment of goodwill	1,003
Total operating expenses	41,901	43,758	48,375
Loss from operations	(15,747)	(11,161)	(46,488)
Interest income	1,242	694	2,025
Gain on remeasurement of fair value of cost and equity method investments (net)		919
Other income, net	1,848	940	1,239
Loss before income taxes and share of income on equity method investments	(12,657)	(8,608)	(43,224)
Income tax benefits(expenses)	(266)	735	6,032
Loss before share of income on equity method investments	(12,923)	(7,873)	(37,192)
Share of income on equity method investments	243	290	164
Net loss	(12,680)	(7,583)	(37,028)
Less: Net income/(loss) attributable to noncontrolling interests	(3,084)	(2,666)	211
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (9,596)	$ (4,917)	$ (37,239)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - basic	$ (0.07)	$ (0.04)	$ (0.28)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - diluted	$ (0.07)	$ (0.04)	$ (0.28)
Weighted average shares used in calculating net loss per ordinary share - basic	129,537,955	131,252,115	131,320,730
Weighted average shares used in calculating net loss per ordinary share - diluted	129,537,955	131,252,115	131,320,730

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selling and Marketing Expense
Share-based compensation	$ 1,422	$ 2,424	$ 1,540
General and Administrative Expense
Share-based compensation	$ 3,192	$ 5,547	$ 4,226

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Treasury stock	Statutory reserves	Retained earnings (Accumulated deficits)	Accumulated other Comprehensive income	Total AirMedia Group Inc.'s shareholders' equity	Noncontrolling interests	Comprehensive income(loss)for the year
Beginning Balance at Dec. 31, 2008	$ 301,683	$ 134	$ 268,881		$ 5,593	$ 16,070	$ 10,052	$ 300,730	$ 953
Beginning Balance (in shares) at Dec. 31, 2008		134,425,925
Ordinary shares issued for share based compensation (in shares)		46,566
Ordinary shares issued for share based compensation	1,280	1	1,279					1,280
Share repurchase (Shares)		(3,293,004)
Share repurchase	(7,387)	(3)	(7,384)					(7,387)
Provision for statutory reserve					1,319	(1,319)
Share-based compensation	5,766		5,766					5,766
Foreign currency translation adjustment	(106)						(108)	(108)	2	(106)
Net income/(loss)	(37,028)					(37,239)		(37,239)	211	(37,028)
Dividend declaration of a VIE's subsidiary	(124)								(124)
Noncontrolling interest acquired in business combination (Dongding in 2010 and AM Jinshi in 2009 )	2,195								2,195
Comprehensive income (loss)										(37,134)
Ending Balance at Dec. 31, 2009	266,279	132	268,542		6,912	(22,488)	9,944	263,042	3,237
Ending Balance (in shares) at Dec. 31, 2009		131,179,487
Ordinary shares issued for share based compensation (in shares)		725,524
Ordinary shares issued for share based compensation	1,163		1,163					1,163
Provision for statutory reserve					759	(759)
Share-based compensation	7,971		7,971					7,971
Foreign currency translation adjustment	8,471						8,409	8,409	62	8,471
Net income/(loss)	(7,583)					(4,917)		(4,917)	(2,666)	(7,583)
Noncontrolling interest acquired in business combination (Dongding in 2010 and AM Jinshi in 2009 )	415								415
Comprehensive income (loss)										888
Ending Balance at Dec. 31, 2010	276,716	132	277,676		7,671	(28,164)	18,353	275,668	1,048
Ending Balance (in shares) at Dec. 31, 2010		131,905,011
Ordinary shares issued for share based compensation (in shares)		138,416
Ordinary shares issued for share based compensation	229		229					229
Share repurchase (Shares)		(4,381,370)
Share repurchase	(7,373)	(4)	(7,369)					(7,373)
Treasury stock (shares)		(2,414,460)
Treasury stock	(3,775)			(3,775)				(3,775)
Provision for statutory reserve					378	(378)
Share-based compensation	4,614		4,614					4,614
Foreign currency translation adjustment	12,327						12,381	12,381	(54)	12,327
Net income/(loss)	(12,680)					(9,596)		(9,596)	(3,084)	(12,680)
Comprehensive income (loss)										(353)
Ending Balance at Dec. 31, 2011	$ 270,058	$ 128	$ 275,150	$ (3,775)	$ 8,049	$ (38,138)	$ 30,734	$ 272,148	$ (2,090)
Ending Balance (in shares) at Dec. 31, 2011		125,247,597

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,680)	$ (7,583)	$ (37,028)
Adjustments to reconcile net loss to net cash provided by operating activities:
Allowance for doubtful accounts	2,044	2,223	13,573
Depreciation and amortization	25,138	23,479	16,513
Share-based compensation	4,614	7,971	5,766
Share of income on equity method investments	(243)	(290)	(164)
Loss on disposal of property and equipment	4,380	518	1,097
Gain on sale/maturity of short-term investments	(1,040)	(511)	(360)
Gain on remeasurement of fair value of cost and equity method investment (net)		(919)
Impairment of intangible assets	656	1,000
Impairment of goodwill	1,003
Changes in assets and liabilities
Accounts receivable	(28,728)	(21,089)	(18,154)
Prepaid concession fees	10,178	(3,894)	17,246
Other current assets	(3,705)	4,540	(1,431)
Long term deposits	(499)	2,815	(1,086)
Amount due from related parties	169	(302)
Accounts payable	18,734	5,534	14,209
Accrued expenses and other current liabilities	1,555	262	(101)
Deferred revenue	(1,805)	(702)	6,530
Deferred tax assets (liabilities), net	(1,319)	(3,526)	(6,953)
Income tax payable	(520)	1,100	(799)
Net cash provided by operating activities	17,932	10,626	8,858
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for acquisition of business (net of cash acquired of $1,759, $212 and nil in 2009, 2010 and 2011, respectively)		(14,758)	(6,070)
Payment for contingent consideration in connection with a business combination	(2,966)	(2,415)
Purchase of property and equipment	(4,186)	(8,910)	(28,702)
Proceeds from disposal of property and equipment	172	137	72
Purchase of intangible assets			(146)
Net amount (paid) received upon settlement of short-term investment	1,040	1,226	(190)
Loan to related party			(5,575)
Restricted cash	748	(5,281)	(1,447)
Purchase of long-term investments		(367)	(586)
Net cash used in investing activities	(5,192)	(30,368)	(42,644)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share repurchase	(7,373)		(7,387)
Treasury stock	(3,775)
Capital contribution from noncontrolling interest in the incorporation of AM Jinshi			2,195
Dividend paid to former shareholder of subsidiaries		(1,091)
Proceed from exercises of stock options	229	1,163	1,279
Net cash (used in) provided by financing activities	(10,919)	72	(3,913)
Effect of exchange rate changes	4,408	2,421	(81)
Net (decrease)/increase in cash	6,229	(19,670)	(37,780)
Cash, at beginning of year	106,505	123,754	161,534
Cash, at end of year	112,734	106,505	123,754
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid			197
Income tax paid	2,105	1,941	1,721
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered	$ 2,823	$ 262	$ 1,280

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Payments for acquisition of business	$ 212	$ 1,759

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirMedia Group Inc. ("AirMedia" or the "Company") was incorporated in the Cayman Islands on April 12, 2007.

AirMedia, its subsidiaries, its variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") operate its out-of-home advertising network, primarily air travel advertising network, in the People's Republic of China (the "PRC").

As of December 31, 2011, details of the Company's subsidiaries, VIEs and VIE's subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	economic
Name	acquisition	incorporation	ownership
Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands ("BVI")	100%
AirMedia International Limited ("AM International")	July 14, 2007	BVI	100%
AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%
Excel Lead International Limited ("Excel Lead")	August 1, 2008	BVI	100%
Dominant City Ltd. ("Dominant City")	July 1, 2009	BVI	100%
Easy Shop Ltd. ("Easy Shop")	January 1, 2010	BVI	100%
Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology")	September 19, 2005	the PRC	100%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%
Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM")	December 31, 2007	the PRC	100%
Glorious Star Investment Limited ("Glorious Star")	August 1, 2008	Hong Kong	100%
VIEs:
Beijing Shengshi Lianhe Advertising Co., Ltd. ("Shengshi Lianhe")	August 7, 2005	the PRC	100%
AirMedia Advertising Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	100%
Beijing AirMedia UC Advertising Co. Ltd. ("AirMedia UC")	January 1, 2007	the PRC	100%
Beijing Yuehang Digital Media Advertising Co. Ltd. ("AM Yuehang")	January 16, 2008	the PRC	100%

	Date of		Percentage of
	incorporation/	Place of	economic
Name	acquisition	incorporation	ownership
VIE's subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	75%
Beijing AirMedia Film & TV Culture Co. Ltd. ("AM Film")	September 13, 2007	the PRC	100%
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	80%
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	100%
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	100%
Beiijng Shengshi Lixin Culture & Media Co., Ltd. ("Shengshi Lixin")	June 1, 2009	the PRC	100%
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	100%
Beijing Youtong Hezhong Advertising Media Co. Ltd. (Formerly Beijing Union of Friendship Advertising Media Co., Ltd.) ("Youtong")	July 1, 2009	the PRC	100%
Beijing AirMedia Jinshi Advertising Co., Ltd. ("AM Jinshi")	July 7, 2009	the PRC	80%
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	100%
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	100%
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	100%
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	75%
Beijing Weimei Shengjing Advertising Co., Ltd. ("Weimei Shengjing")	April 28, 2011	the PRC	100%
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	100%

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

The Group therefore conducts substantially all of its activities through the VIEs, i.e. Shengshi Lianhe, AM Advertising, AirMedia UC and AM Yuehang, and the VIEs' subsidiaries. The VIEs have entered into a series of agreements with AM Technology as below:

· Technology support and service agreement: AM Technology provides exclusive technology supports and consulting services to the VIEs and VIEs are required to pay AM Technology for the technical and consulting services they are provided. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, Shengshi Lianhe and AirMedia UC, or 1.0% in the case of AM Yuehang, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry.

· Technology development agreement: VIEs exclusively engage AM Technology to provide technology development services. AM Technology owns the intellectual property rights developed in the performance of these agreements. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, Shengshi Lianhe and AirMedia UC, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry.

· Call option agreement: Under the call option agreements, the shareholders of VIEs irrevocably granted AM Technology or its designated third party an exclusive option to purchase from VIEs' shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. In addition, AM Technology will act as guarantor of VIEs in all operation related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or when the VIEs are suffering operating difficulties. The term of call option agreement is ten years and such terms will be renewed upon expiry at AM Technology's sole discretion.

· Equity pledge agreement: Under the equity pledge agreements, the shareholders of the VIEs pledged all of their equity interests, including the right to receive declared dividends, in the VIEs to AM Technology to guarantee VIEs' performance of its obligations under the technology support and service agreement and the technology development agreement. The agreement is effective for as long as the technology support and service agreements and technology development agreement are effective.

· Authorization letter: Each shareholder of the VIEs has executed an authorization letter to authorize AM Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. Such authorization letters will remain effective during the operating periods of the VIEs. The authorization is effective for ten years and such term is renewed upon its expiry at AM Technology's sole discretion.

Through the above contractual arrangements, AM Technology has obtained 100% of shareholders' voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and may receive substantially all of the net income of the VIEs through the technical support and service fees as determined by AM Technology. Accordingly, the Group has consolidated the VIEs because, through AM Technology, it has (1) the power to direct the activities of the VIEs that most significantly affect its economic performance and (2) the right to receive substantially all of the benefits that could be potentially significant to the VIEs. Other than the contractual arrangements described above, because the management and certain employees of AM Technology also serve in the VIEs as management or employees, certain operating costs paid by AM Technology, such as payroll costs and office rental, were recharged to the VIEs.

One of the Company's subsidiaries, AM China, the 100% shareholder of AM Technology and Xi'an AM, has been engaged in the advertising business in Hong Kong since September 2008. Since it has operated as an advertising business for more than three years, AM China and its subsidiaries may apply for the required licenses to provide advertising services in China.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group's ability to control the VIEs also depends on the authorization letters that AM Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

· revoking the business and operating licenses of the Group's PRC subsidiaries and affiliates;

· discontinuing or restricting the Group's PRC subsidiaries' and affiliates' operations;

· imposing conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or

· requiring the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, AM Technology, or the VIEs.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations.

The following financial statement amounts and balances of AirMedia's VIEs were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011
Total current assets	$151,286	$184,788
Total non-current assets	64,835	63,187
Total assets	216,121	247,975
Total current liabilities	59,448	83,573
Total non-current liabilities	4,761	3,800
Total liabilities	$64,209	$87,373

	For the years ended December 31,
	2009	2010	2011

Net revenues	$148,868	$229,989	$268,866
Net (loss)/income	(34,425)	7,425	(2,543)
Net cash provided by (used in) operating activities	11,361	(1,445)	5,251
Net cash used in investing activities	(14,265)	(11,664)	(538)
Net cash provided by (used in) financing activities	2,195	(1,091)	-

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("US GAAP").

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, impairment of long-term investments, impairment of goodwill, impairment of long-lived assets, stock-based compensation, purchase price allocation for business acquisition and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(d)	Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations, or cash flows: the Group's limited operating history; advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group's ability to attract and retain employees necessary to support its growth; risks associated with the Group's growth strategies; and general risks associated with the advertising industry.

(e)	Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(f)	Fair value of financial instruments

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2010 and 2011.

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on level 3 inputs in connection with business combinations.

The Group's financial instruments include cash, restricted cash, accounts receivable, accounts payable, amounts due to related parties, and amounts due from related parties, the carrying amounts of which approximate their fair values due to their short-term maturity.

The fair value of the long-term investments is not disclosed because it is not readily determinable.

(g)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

(h)	Restricted cash

Restricted cash represents the bank deposits in escrow accounts as the performance security for certain concession right agreements.

(i)	Property and equipment, net

Property and equipment, net, are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

(j)	Impairment of long-lived assets and intangible assets with definite life

The Group evaluates the recoverability of its long-lived assets, including intangible assets with definite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets.

The Group performs its annual impairment tests on December 31 of each year.

(k)	Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. The Group performs its annual impairment tests on December 31 of each year.

(l)	Equity method investments

Investee companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee's Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

(m)	Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

(n)	Business combinations

Business combinations are recorded using the acquisition method of accounting. For acquisitions that occurred after January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. For acquisitions that occurred before January 1, 2009, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

(o)	Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Customer relationship intangible asset is amortized using the estimated attrition pattern of the acquired customers. Amortization of other finite-lived intangible assets is computed using the straight-line method over the following estimated economic lives:

TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

(p)	Revenue recognition

The Group's revenues are derived from selling advertising time slots on the Group's advertising networks, primarily air travel advertising network. For the years ended December 31, 2009, 2010 and 2011, the advertising revenues were generated from digital frames in airports, digital TV screens in airports, digital TV screens on airlines, traditional media in airports, gas station media network and other media.

The Group typically signs standard contracts with its advertising customers, who require the Group to run the advertiser's advertisements on the Group's network in specified locations for a period of time. The Group recognizes advertising revenues ratably over the performance period for which the advertisements are displayed, so long as collection of the fees remains probable.

The Group also wholesales the advertising platforms such as scrolling light boxes and billboards in the gas stations located in some major cities, except Beijing, Shanghai and Shenzhen, to advertising agents, and signs fixed fee contracts with the agents for a specified period. The revenue is recognized on a straight-line basis over the specified period.

Deferred revenue

Prepayments from customers for advertising service are deferred and recognized as revenue when the advertising services are rendered.

Non-monetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable. The amounts of revenues recognized for nonmonetary transactions were $739, $1,244 and $2,823 for the years ended December 31, 2009, 2010 and 2011, respectively. No direct costs are attributable to the revenues.

(q)	Business tax and other sale related taxes

The Group's PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to business tax and other sale related taxes at the rate of 8.5% on total revenues after deduction of certain costs of revenues permitted by the PRC tax laws. Business tax is recorded as a deduction to revenue when incurred.

(r)	Concession fees

The Group enters concession right agreements with vendors such as airports, airlines and a petroleum company, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements. The concession right agreements are treated as operating lease arrangements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airports and airlines are fixed with escalation, which means fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airports and airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three and five years.

The fee structure of the concession right agreement with the petroleum company is based on the actual number of developed gas stations and associated standard annual concession fee for each developed gas station. Each gas station has its specific lease term starting from the time when it is actually put into operation. The calculation of rental payments is based on how many months the gas stations are actually put into operation during the year and the standard annual concession fee determined based on the location of the gas station. Accordingly, each gas station is treated as a separate lease and rental payments are recognized on a straight-line basis over its lease term. The amount of annual concession fee to-be-paid is determined by an actual incurred concession fee or a fixed minimum payment.

(s)	Agency fees

The Group pays fees to advertising agencies based on certain percentage of revenues made through the advertising agencies upon receipt of payment from advertisers. The agency fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertising is displayed. Prepaid and accrued agency fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided.

(t)	Other operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating lease. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(u)	Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $1,142, $558 and $288 for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included as part of selling and marketing expenses.

(v)	Payment by depositary

The depositary of the Company's American Depositary Shares ("ADS") has agreed to reimburse the Group for certain qualified expenses incurred. There are limits on the amount to be reimbursed to the Group, but the amount of reimbursement available to the Group is not necessarily tied to the amount of fees the depositary collects from investors. The Group recognizes the reimbursable amounts in other income on the consolidated statements of operations on a straight-line basis over the contract term with the depositary. The Group has recorded $539, $539 and $539 in other income for the years ended December 31, 2009, 2010 and 2011, respectively.

(w)	Foreign currency translation

The functional and reporting currency of the Company and the Company's subsidiaries domiciled in BVI and Hong Kong are the United States dollar ("U.S. dollar"). The financial records of the Company's other subsidiaries, VIEs and VIEs' subsidiaries located in the PRC are maintained in their local currency, the Renminbi ("RMB"), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

(x)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax position.

(y)	Share based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

(z)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances except for transactions resulting from investments by shareholders and distributions to shareholders.

(aa)	Allowance of doubtful accounts

The Group conducts credit evaluations of clients and generally do not require collateral or other security from clients. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific clients and utilizes both specific identification and a general reserve to calculate allowance for doubtful accounts. The amount of receivables ultimately not collected by the Group has generally been consistent with expectations and the allowance established for doubtful accounts. If the frequency and amount of customer defaults change due to the clients' financial condition or general economic conditions, the allowance for uncollectible accounts may require adjustment. As a result, the Group continuously monitors outstanding receivables and adjusts allowances for accounts where collection may be in doubt.

(bb)	Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality.

The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors relevant to determining the credit risk of specific customers. The amount of receivables ultimately not collected by the Group has generally been consistent with management's expectations and the allowance established for doubtful accounts.

There was no customer, which accounted for 10% or more of total revenues, for each of the years ended December 31, 2009, 2010 and 2011, respectively and there was no customer accounting for 10% or more of accounts receivable as of December 31, 2010 and 2011, respectively.

(cc)	Net loss per share

Basic net loss per share are computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net loss reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares (common stock options and warrants and their equivalents using the treasury stock method) were exercised or converted into ordinary shares. Potential common shares in the diluted net loss per share computation are excluded in periods of losses from continuing operations, as their effect would be antidilutive.

(dd)	Government subsidies

The Group primarily receives tax refund and development supporting bonus from tax bureau and local government without any condition or restriction. The government subsidies are recorded in other income on the consolidated statements of operations in the period in which the amounts of such subsidies are received. The recognized government subsidies as other income are $220, $256 and $268 for the years ended December 31, 2009, 2010 and 2011, respectively.

(ee)	Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

	·	Highest-and-best-use and valuation-premise concepts for nonfinancial assets-the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

	·	Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk-the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

	·	Premiums or discounts in fair value measure-the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

	·	Fair value of an instrument classified in a reporting entity's stockholders' equity-the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

	·	Disclosures about fair value measurements-the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

(i)	For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

(ii)	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Group will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Group will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group is mainly engaged in selling advertising time slots on their network, primarily air travel advertising network, throughout PRC.

The Group chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group has internal reporting that does not distinguish between markets or segments.

Geographic information

The Group primarily operates in the PRC and substantially all of the Group's long-lived assets are located in the PRC.

Revenue by service categories

	For the years ended December 31,
	2009	2010	2011

Revenues:
Air Travel Media Network:
Digital frames in airports	$66,255	$113,196	$126,539
Digital TV screens in airports	37,260	28,905	21,937
Digital TV screens on airplanes	17,082	27,564	26,734
Traditional media in airports	27,192	48,418	73,535
Other revenues in air travel	4,639	4,063	6,416
Gas Station Media Network	102	3,664	12,873
Other Media	-	10,650	9,787

	$152,530	$236,460	$277,821

BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2011
BUSINESS ACQUISITION
4.	BUSINESS ACQUISITION

(a)	Acquisition of Dominant City and Youtong

In July 2009, the Group acquired 100% of the equity interests in Dominant City and Youtong, which operate various media resources in a number of airports including Guangzhou and Hangzhou airports in the PRC, with a cash consideration of $7,829. The transaction further expanded the concession rights of the Group, and expanded the Group's air travel advertising network in more airports in the PRC.

The transaction was considered as an acquisition of a business and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$1,759
Other current assets	82
Property and equipment	217
Intangible assets:
Concession agreements	4,525	5 years
Deferred revenue	(15)
Other current liabilities	(1,988)
Deferred tax liabilities	(1,131)
Goodwill	4,380

Total consideration	$7,829

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 of the Group as if the acquisition had occurred on January 1, 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the years
ended December 31,
2009
(unaudited)

Pro forma revenues	$152,551
Pro forma net loss	(38,045)
Pro forma net loss per ordinary share-basic	(0.29)
Pro forma net loss per ordinary share-diluted	(0.29)

(b)	Acquisition of Easy Shop and AM Outdoor

In January 2010, the Group acquired 100% of the equity interest in Easy Shop Ltd. and the additional 90% of the equity interest in AM Outdoor, with cash considerations of $13,935. The fair value of the acquired entities was of $15,223. The Group held 10% equity interest in AM Outdoor before the transaction.

The transaction was considered as a business acquisition achieved in stages and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price for the acquisitions was allocated as follows:

		Amortization
		period

Cash acquired	$209
Other current assets	16,559
Property and equipment	67
Intangible assets:
Contract backlog	340	3 years
Customer relationship	677	3 years
Concession agreements	7,646	7 years
Current liabilities	(15,299)
Deferred tax liabilities	(2,166)
Goodwill	7,190

Total	15,223
Represented by:
Cash consideration	13,935
Remeasurement of fair value of previously held 10% interest	1,288

Total	$15,223

The fair value of the total equity interests of AM Outdoor, including the existing 10% and the newly acquired 90% interest on the acquisition date was evaluated. The remeasurement of fair value of previously held 10% interest was $1,288, resulting in a gain of $1,139 in the statements of operations for the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma revenues	$158,988	$236,460
Pro forma net loss	(37,053)	(4,917)
Pro forma net loss per ordinary share-basic	(0.28)	(0.04)
Pro forma net loss per ordinary share-diluted	(0.28)	(0.04)

(c)	Acquisition of Dongding

In February 2010, the Group acquired an additional 45% of the equity interest in Dongding, with cash considerations of $899. The fair value of the acquired entity was of $1,811. The Group held 30% equity interest in the entity before the transaction.

The transaction was considered as a business acquisition achieved in stages and accordingly the acquisition method of accounting has been applied. The acquired net assets were recorded at their estimated fair values on the acquisition date. The acquired goodwill is not deductible for tax purposes.

The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	$3
Other current assets	36
Property and equipment	102
Intangible assets:
Concession agreements	1,798	10 years
Current liabilities	(611)
Deferred tax liabilities	(449)
Goodwill	932

Total	1,811
Represented by:
Cash consideration	498
Remeasurement of fair value of previously held 30% interest	899
Fair value of 25% noncontrolling interest	414

Total	$1,811

The fair value of the total equity interests of Dongding, including the existing 30% and the newly acquired 45% interest and the 25% non-controlling interest on the acquisition date were evaluated. The remeasurement of fair value of previously held 30% interest was $498, resulting in a loss of $220 in the statements of operations for the year ended December 31, 2010.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009 and 2010, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma revenues	$153,304	$236,491
Pro forma net loss	(37,449)	(4,956)
Pro forma net loss per ordinary share-basic	(0.29)	(0.04)
Pro forma net loss per ordinary share-diluted	(0.29)	(0.04)

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
5.	LONG-TERM INVESTMENTS

(a)	Equity method investments

The Group had the following equity method investments:

	As of December 31,
	2010		2011
		Carrying		Carrying
Name of company	Percentage	value	Percentage	value
	%		%

Beijing Eastern Media Corporation, Ltd. ("BEMC") (1)	49	$1,335	49	$1,650

		$1,335		$1,650

(1)	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The total paid-in capital of BEMC was $2,119, which was contributed by both parties proportionately.

The investment was accounted for using the equity method of accounting as the Group has the ability to exercise the significant influence to the operation of BEMC.

	As of and for the
	years ended December 31,
	2010	2011

Total current assets	$3,373	$4,832
Total assets	3,434	4,877
Total current liabilities	708	1,510
Total liabilities	708	1,510
Total net revenue	10,635	11,224
Net income	370	526

The Group shared income of $164, $290 and $243 from the equity method investments for the years ended December 31, 2009, 2010 and 2011, respectively.

(b)	Cost method investment

In June 2010, the Group invested in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") for its 20% equity interest, with a cash contribution of $367. The investment was accounted for using the cost method of accounting as the Group has no ability to exercise significant influence over the operation of Zhangshangtong.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2010	2011

Billed receivable	$32,576	$52,555
Unbilled receivable	29,879	40,268
	$62,455	$92,823

Unbilled receivable represents amounts earned under the advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

Movement of allowance for doubtful accounts is as follows:

	Balance at				Balance at
	beginning	Charge to		Exchange	end of the
	of the year	expenses	Write off	adjustment	year

2009	$1,521	13,573	(252)	1	$14,843
2010	$14,843	2,223	-	580	$17,646
2011	$17,646	2,044	(17,279)	877	$3,288

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS
7.	OTHER CURRENT ASSETS

Other current assets consist of the follows:

	As of December 31,
	2010	2011

Short-term deposits	$1,203	$1,858
Other assets from non-monetary transactions	319	3,142
Interest receivable	82	248
Advances to employees	340	347
Prepaid agency fees	300	395
VAT refund receivable	119	-
Other prepaid expenses	350	637

	$2,713	$6,627

Short-term deposits primarily consist of prepaid deposit for leasing office space and bidding for concession rights. Other assets from non-monetary transactions primarily consist of exchanged golf membership cards and rights to recieve condominium units in Hainan province related to exchanging for advertising services. The Group intends to sell these assets within the next 12 months.

LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2011
LONG-TERM DEPOSITS
8.	LONG-TERM DEPOSITS

Long term deposits consist of the follows:

	As of December 31,
	2010	2011

Concession fee deposits	$13,338	$14,505
Office rental deposits	536	537
	$13,874	$15,042

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of two to three years and are refundable at the end of the lease term.

The long term deposits are not within the scope of the accounting guidance regarding interests on receivables and payables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at costs.

ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2010				2011
	Gross			Net	Gross			Net
	carrying	Accumulated		carrying	carrying	Accumulated		carrying
	amount	amortization	Impairment(1)	amount	amount	amortization	Impairment(1)	amount

TV program license	$5,845	$(1,235)	$-	$4,610	$6,129	$(1,601)	$-	$4,528
Audio-vision programming and broadcasting qualification	210	(17)	-	193	221	(30)	-	191
Intangible assets arising from business combinations:
- Customer relationships	1,425	(749)	-	676	1,494	(1,249)	-	245
- Contract backlog	1,867	(1,632)	-	235	1,957	(1,835)	-	122
- Concession agreements	17,093	(4,384)	(1,007)	11,702	16,869	(7,533)	(676)	8,660
- Non-compete agreements	178	(98)	-	80	187	(145)	-	42

	$26,618	$(8,115)	$(1,007)	$17,496	$26,857	$(12,393)	$(676)	$13,788

(1)	The Group incurred impairment loss of nil, $1,000 and $656 on intangible assets with definite life for the years ended December 31, 2009, 2010 and 2011, respectively. Due to the actual sales and profits for Dongding were below forecast in the year ended December 31, 2011, the future undiscounted cash flow that the finite-lived intangible assets were expected to generate was less than the carrying amount as of December 31, 2011 and $656 impairment loss was recognized for the year ended December 31, 2011.

The amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $2,613, $3,749 and $3,791, respectively. The Group expects to record amortization expenses of $3,174, $2,485, $1,994, $1,503, $1,503 and $3,129 for 2012, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
10.	GOODWILL

The movement of the goodwill for the years ended December 31, 2010 and 2011 is as follows:

Balance as of January 1, 2010	$9,087
Goodwill recognized in connection with acquisitions of: Flying Dragon and Excel Lead upon contingent consideration payment	2,868
AM Outdoor and Easy Shop (Note 4(b))	7,190
Dongding (Note 4(c))	932
Exchange differences	659
Balance as of December 31, 2010	20,736
Impairment of goodwill in relation to Dongding	(1,003)
Exchange differences	1,001
Balance as of December 31, 2011	$20,734

The Group has four reporting units: the advertising media in air travel areas, the advertising media in gas station, the outdoor advertising media and the fire station advertising media. Applying discounted cash flows for its 2011 annual impairment test, the estimated fair value of the fire station reporting unit was below the carrying amount of its net assets. Accordingly, the Group impaired all goodwill related to the fire station reporting unit and incurred an impairment loss of $1,003 for the year ended December 31, 2011.

The Group incurred an impairment loss on goodwill of nil, nil and $1,003 for the years ended December 31, 2009, 2010 and 2011, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2010	2011

Digital display network equipment	$84,865	$81,403
Gas station display network equipment	8,666	14,422
Furniture and fixture	781	816
Computer and office equipment	2,185	2,455
Vehicle	1,075	1,038
Software	9,923	10,250
Property	2,332	2,446
Leasehold improvement	1,374	1,272
	111,201	114,102
Less: accumulated depreciation and amortization	(39,481)	(57,673)

	$71,720	$56,429

Depreciation and amortization expenses recorded for the years ended December 31, 2009, 2010 and 2011 were $13,900, $19,730 and $21,347, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,
	2010	2011

Accrued payroll and welfare	$3,064	$4,093
Deposit payable	1,640	3,513
Other tax payable	1,753	1,262
Contingent consideration in connection with a business acquisition	2,966	-
Deferred income from ADS depositary	1,325	787
Accrued staff disbursement	547	755
Accrued professional fees	490	310
Other liabilities	468	556

	$12,253	$11,276

Other liabilities primarily consist of social insurance and miscellaneous operating expenses incurred but not yet paid.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
13.	INCOME TAXES

AirMedia is a tax-exempted company incorporated in the Cayman Islands.

Broad Cosmos and Excel Lead are tax-exempted company incorporated in the British Virgin Islands.

AM China and Glorious Star did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2009, 2010 and 2011, and accordingly no provision for Hong Kong Profits Tax was made in these years.

The Group's subsidiaries in the PRC are all subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws and regulations. EIT rate for companies operating in the PRC was generally 33% prior to January 1, 2008. On March 16, 2007, the National People's Congress adopted the Enterprise Income Tax Law (the "New EIT Law"), which became effective on January 1, 2008. The EIT rate was generally reduced to 25% in accordance with the New EIT Law since 2008.

AM Technology qualified for the High and New -Tech Enterprise ("HNTE") status that would allow for a reduced 15% tax rate under EIT Law since year 2006. AM Technology also qualified as a HNTE located in a high-tech zone in Beijing and, therefore, was further entitled to a three- year exemption from EIT from year 2006 to 2008 and a preferential rate of 7.5% from year 2009 to 2011. AM Technology is expected to be subject to an EIT rate of 15% from 2012 as long as it maintains its status as a HNTE.

Shenzhen AM is subject to EIT on the taxable income at the gradual rate, which is 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012, according to transitional rules of the New EIT Law. Since Shenzhen AM is also qualified as a "manufacturing foreign-invested enterprise" incorporated prior to the effectiveness of the New EIT Law, it is further entitled to a two-year exemption from EIT for years 2008 and 2009 and preferential rates of 11%, 12% and 12.5% for the year 2010, 2011 and 2012, respectively.

Hainan Jinhui is subject to EIT on the taxable income at the gradual rate, which is 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012, according to transitional rules of the New EIT Law.

Xi'an AM qualified as a "Software Enterprise" in August 2008 by Technology Information Bureau of Shaanxi province, and therefore is entitled to a two-year exemption from the EIT commencing from its first profitable year and a 50% deduction of 25% EIT rate for the succeeding three years, with approved by the relevant tax authorities. As Xi'an AM first made profit in 2009, it was exempted from EIT in 2009 and 2010, and enjoys the preferential income tax rate of 12.5% from 2011 to 2013.

Income tax benefits/(expenses) are as follows:

	For the years ended December 31,
	2009	2010	2011

Income tax benefits/(expenses):
Current	$(921)	$(2,792)	$(1,585)
Deferred	6,953	3,527	1,319
Total	$6,032	$735	$(266)

The principal components of the Group's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2010	2011

Deferred tax assets:
Current
Allowance for doubtful accounts	$4,458	$5,119
Accrued payroll	592	942
Deferred tax assets - current	5,050	6,061
Non-current
Depreciation of property and equipment	404	683
Amortization of intangible assets and concession fees	1,540	1,524
Taxable loss arising from a disposal of an equity method investment	205	215
Net operating loss carry forwards	9,584	12,255
Deferred tax assets - non-current	11,733	14,677
Valuation allowance	(5,701)	(8,914)
Deferred tax assets - non-current	6,032	5,763

Deferred tax liabilities:
Non-current
Acquired intangible assets	4,761	3,800
Total deferred tax liabilities	$4,761	$3,800

The valuation allowance provided as of December 31, 2011 relates to the deferred tax assets generated by Shenzhen AM, Shengshi Lixin, AM Jinshi, Youtong, TJ AM, TJ Jinshi and Dongding, and was recognized based on the Group's estimates of the future taxable income of these entities.

The Group's subsidiaries in the PRC had total net operating loss carry forwards of $49,015 as of December 31, 2011. The net operating loss carry forwards for the PRC subsidiaries will expire on various dates through 2016.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2009	2010	2011

Net loss before provision for income taxes	$(43,224)	$(8,608)	$(12,657)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(10,806)	(2,152)	(3,164)
Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	172	207	180
Non-taxable income	(290)	(256)	-
Changes in valuation allowance	4,695	1,006	3,213
Effect of income tax holidays in subsidiaries, VIEs and VIEs' subsidiaries in the PRC	(1,392)	(1,501)	(819)
Effect of income tax rate difference in other jurisdictions	1,589	1,961	856

Income tax (benefits)/expenses	$(6,032)	$(735)	$266

Effective tax rates	14.0%	8.5%	(2.1% )

If the Group's subsidiaries, VIEs and VIEs' subsidiaries in the PRC were not in a tax holiday period in the years ended December 31, 2009, 2010 and 2011, the impact to net loss per share amounts would be as follows:

	For the years ended December 31,
	2009	2010	2011

Increase in income tax expenses	$1,392	$1,501	$819
Decrease in net loss per ordinary share-basic	0.01	0.01	0.01
Decrease in net loss per ordinary share-diluted	0.01	0.01	0.01

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2009, 2010 and 2011 and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainties in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since the commencement of operations in August 2005, the relevant tax authorities of the Group's subsidiaries in the PRC have not conducted a tax examination except AM Technology and Shenzhen AM. As such, the Group's subsidiaries, VIEs and VIEs' subsidiaries are subject to tax audits at the tax authority's discretion.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. New EIT Law includes a provision specifying that legal entities organized outside of China will be considered residents for Chinese income tax purposes if the place of effective management or control is within China. The Implementation Rules to the New EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within China. Additional guidance is expected to be released by the Chinese government in the near future that may clarify how to apply this standard to tax payers. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that its legal entities organized outside of China should be treated as residents for New EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial report over tax basis, including those differences attributable to a more than 50% interest in a subsidiary. However, the Company's subsidiaries located in the PRC had been in loss position and had accumulated deficit as of December 31, 2010 and 2011, and the tax basis for the investment was greater than the carrying value of this investment. A deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
NET LOSS PER SHARE
14.	NET LOSS PER SHARE

The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2009	2010	2011
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders (numerator)	$(37,239)	$(4,917)	$(9,596)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - basic	131,320,730	131,252,115	129,537,955
Weighted average ordinary shares outstanding used in computing net loss per ordinary share - diluted (i)	131,320,730	131,252,115	129,537,955
Net loss per ordinary share-basic	$(0.28)	$(0.04)	$(0.07)
Net loss per ordinary share-diluted	(0.28)	(0.04)	(0.07)

(i)	The Group had securities outstanding which could potentially dilute basic net loss per share, but which were excluded from the computation of diluted net loss per share for the years ended December 31, 2009, 2010 and 2011, as their effects would have been anti- dilutive. For year 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 9,578,559, 14,408,559 and 15,269,198, respectively.

SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE BASED PAYMENTS
15.	SHARE BASED PAYMENTS

2007 Stock incentive plan

On July 2, 2007, the Board of Directors adopted the 2007 share incentive plan (the "2007 Option Plan") , which allows the Group to grant options to its employees and directors to purchase up to 12,000,000 ordinary shares of the Company subject to vesting requirement. On July 2, 2007, the Group awarded options to the Company's four senior executives (the "Senior Executive Options") and certain other officers and employees (the " Employee Options") to purchase an aggregate of 4,600,000 and 3,125,000 ordinary shares of the Company, respectively, with a contract life of 10 years, at an exercise price of $2.00 per share. One twelfth of the Senior Executive Options vests each quarter until July 2, 2010.

On July 20, 2007, the Board of Directors decided to remove the vesting clause that the vesting of the Employee Options is subject to management's determination on whether the grantee passes the evaluation of the performance of each vesting period. After this modification, the vesting of these Employee Options is only subject to services and one twelfth of the Employee Options vest each quarter until July 20, 2010. Therefore, July 20, 2007 was treated as the grant date of the Employee Options.

On July 20, 2007, the Board of Directors also granted options to certain consultants (the "Consultant Options") to purchase an aggregate of 340,000 ordinary shares of the Company at an exercise price of $2.00 per share. The contract life is 10 years. The Consultant Options have the same vesting schedule with the Employee Options.

On November 29, 2007, the Board of Directors granted options to the Group's non-employee directors, employees and consultants to purchase an aggregate of 2,330,000 ordinary shares of the Company, at an exercise price of $8.50 per share. The contract life is 5 years. One twelfth of these options vests each quarter until November 29, 2010.

On December 10, 2008, the Board of Directors approved the adjustment of the exercise prices of the stock options which were granted on November 29, 2007 from $8.50 per share to $2.98 per share. The fair value of the options on December 10, 2008, the modification date, was $1.38 per option calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $1,727, of which $626 was recognized as share based compensation expense for the year ended December 31, 2008.

On December 29, 2008, the Board of Directors amended 2007 Option Plan to allow the Group to grant options to its employees and directors to purchase up to 17,000,000 ordinary shares.

On July 10, 2009, the Board of Directors granted options to the Group's non-employee directors, employees and consultants to purchase an aggregate of 5,434,500 ordinary shares of the Company, at an exercise price of $2.69 per share. The contractual term of the option is of 5 years. One twelfth of these options will vest each quarter until July 10, 2012.

On June 30, 2010, the Board of Directors approved the adjustment of the exercise prices of all stock options which were granted on July 2, 2007, July 20, 2007, November 29, 2007 and July 10, 2009 from $2.00, $2.00, $2.98 and $2.69 per share, respectively, to $1.57 per share. The fair value of the options on June 30, 2010, the modification date, was $0.47, $0.47, $0.51, $0.70 per option, respectively, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re- priced options was $2,666, of which $2,018 was recognized as share based compensation for the year ended December 31, 2010.

2011 Share incentive plan

On March 18, 2011, the Board of Directors adopted 2011 Share Incentive Plan (the "2011 Option Plan"), which allows the Group to grant options to its employees and directors to purchase up to 2,000,000 ordinary shares of the Company subject to vesting requirement.

On March 22, 2011, the Board of Directors granted options to Group's employees to purchase an aggregate of 2,180,000 ordinary shares of the Company under 2007 Option Plan and 2011 Option Plan, at an exercise price of $2.3 per share. The contractual term of the option is of 5 or 10 years. One twelfth of these options will vest each quarter until March 22, 2014. Subsequently on June 7, 2011, the Board of Directors approved to adjust the exercise price of these stock options to $1.57 per share. The fair value of these options at the modification date was $0.75 per option, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $314, of which $82 was recognized as share based compensation expense for the year ended December 31, 2011.

On August 23, 2011, the Board of Directors approved the adjustment of the exercise price of certain stock options that were granted on July 2, 2007, July 20, 2007, November 29, 2007, July 10, 2009 and March 22, 2011, which were subsequently modified, from $1.57 per share to $1.15 per share. The fair value of the options on the modification date was $0.21, $0.22, $0.26, $0.39 and $0.53 per share, respectively, calculated using the Black-Scholes model based on the closing market price of the ordinary shares of the Company on the date. The incremental compensation cost of the re-priced options was $1,259, of which $1,046 was recognized as share based compensation expense for the year ended December 31, 2011.

The following summary of stock option activity under the 2007 Option Plan as of December 31, 2010 and 2011, reflective of all modifications that occurred during those respective years, is presented below:

	2010		2011
		Weighted average		Weighted average
	Number of	exercise price	Number of	exercise price
	options	per option	options	per option

Outstanding at beginning of the year	14,555,340	$2.40	13,740,480	$1.57
Granted	-	-	2,180,000	2.30
Exercised	(730,774)	1.59	(138,416)	1.54
Forfeited	(84,086)	1.96	(343,342)	1.56

Outstanding at end of the year	13,740,480	1.57	15,438,722	1.26
Shares vested and exercisable at end of year	10,570,355	1.57	12,492,154	1.27

The following table summarizes information with respect to stock options outstanding as of December 31, 2011:

		Options outstanding				Options vested and exercisable
		Weighted	Weighted	Aggregate		Weighted	Weighted	Aggregate
		average	average	intrinsic		average	average	intrinsic
		remaining	exercise	value as of	Number	remaining	exercise	value as of
	Number	contractual	price per	December 31,	vested and	contractual	price per	December 31,
	outstanding	life	option	2011	exercisable	life	option	2011
		(years)				(years)

Options	15,438,722	4.44	$1.26	$8,568	12,492,154	4.13	$1.27	$6,808

The weighted average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $1.44, nil, and $1.40, respectively. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $1,065, $1,416 and $54, respectively. The total fair value of options vested during the years ended December 31, 2009, 2010 and 2011 was $5,766, $6,344 and $3,664, respectively.

The fair value of each option granted was estimated on the date of grant/modification using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable period.

	For the years ended December 31,
	2009	2010	2011

Risk-free interest rate of return	2.40%	2.03%-2.58%	0.00%-0.79%
Expected term	3.31 years	1.0-2.4 years	0.4-3.1 years
Volatility	77.09%	73.48%-113.84%	70.64%-70.74%
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company's ordinary shares and listed shares of comparable companies over a period comparable to the expected term of the options. From March 2011, the volatility was estimated based on the historical volatility of the Company's share price as the Company has accumulated sufficient history of stock price for a period comparable to the expected term of the options.

(2)	Risk-free rate

Risk-free rate is based on yield of US treasury bill as of valuation date with maturity date close to the expected term of the options.

(3)	Expected term

The expected term is estimated by averaging the original contractual term and the vesting term.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options. The Group has no plan to pay any dividend in the foreseeable future. Therefore, the Group considers the dividend yield to be zero.

(5)	Exercise price

The exercise price of the options was determined by the Group's Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

The Group recorded share-based compensation of $5,766, $7,971 and $4,614 for the years ended December 31, 2009, 2010 and 2011, respectively.

There was $3,928 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 1.47 years on a straight-line basis.

SHARE REPURCHASE PLAN	12 Months Ended
Dec. 31, 2011
SHARE REPURCHASE PLAN
16.	SHARE REPURCHASE PLAN

On March 21, 2011, the Board of Directors authorized the Group to repurchase up to $20 million of its own outstanding ADSs within two years from March 21, 2011. As of December 31, 2011, the Group had repurchased an aggregate of 3,397,915 ADSs on the open market for a total consideration of $11.1 million. As of December 31, 2011, 2,190,685 ADSs had been cancelled and 1,207,230 ADSs were recorded as treasury stock.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN
17.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labour regulations require the Group to accrue for these benefits based on certain percentages of the employees' income. The total contribution for such employee benefits were $2,029, $2,779 and $2,955 for the years ended December 31, 2009, 2010 and 2011, respectively.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
18.	STATUTORY RESERVES

As stipulated by the relevant law and regulations in the PRC, the Group's subsidiaries in the PRC are required to maintain non-distributable statutory surplus reserve. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of profit after taxes as reported in the subsidiaries' statutory financial statements prepared under the PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the general reserve is accumulated to 50% of the subsidiaries' registered capital, the subsidiaries can choose not to provide more reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and increase in registered capital of the subsidiaries. Amounts contributed to the statutory reserve were $759 and $378 for the years ended December 31, 2010 and 2011, respectively.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
19.	RESTRICTED NET ASSETS

The Group's restricted net assets include the paid-in-capital and statutory reserves of the Group's PRC subsidiaries, its VIEs and VIEs' subsidiaries. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIEs from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, general reserve (see Note 18) requires annual appropriations of 10% of after-tax profit and development fund (see Note 18) requires annual appropriations of 25% of after-tax profit should be set aside prior to the payment of dividends.

As a result of these PRC laws and regulations, the Group's PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Group. As of December 31, 2011, the amounts of restricted net assets was approximately $211,284.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
20.	COMMITMENTS

(a)	Rental leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2015 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were $1,915, $2,626 and $2,528, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2012	$2,565
2013	967
2014	124
2015	52
$3,708

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2015 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2009, 2010 and 2011 were $110,075, $134,293 and $160,199, respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2012	$165,703
2013	68,309
2014	48,587
2015	44,339
2016	9,119
2017 and thereafter	47,536
$383,593

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment in airports and gas stations. The minimum purchase payments under non-cancellable purchase agreements were $5,704, nil, $16, nil, nil, and $52 for the years ending December 31, 2012, 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
CONTINGENT LIABILITIES
21.	CONTINGENT LIABILITIES

(a)	Outdoor advertisement registration certificate

On May 22, 2006, the State Administration for Industry and Commerce, or the SAIC, a governmental authority in the PRC, amended the Provisions on the Registration Administration of Outdoor Advertisements, or the new outdoor advertisement provisions. Pursuant to the amended outdoor advertisement provisions, advertisements placed inside or outside of the "departure halls" of airports are treated as outdoor advertisements and must be registered in accordance with the local SAIC by "advertising distributors". To ensure that the Group's airport operations comply with the applicable PRC laws and regulations, the Group is in the process of making inquiries with the local SAICs in the cities in which the Group has operations or intends to operate with respect to the application for an advertising registration certificate. However, the local SAICs with whom the Group consulted have expressed different views on whether the advertisements shown on the Group's digital TV screens should be regarded as outdoor advertisements and how to register those advertisements. As of the date of this financial statements, only Shanghai and Beijing SAIC has accepted the Group's application and issued the outdoor advertising registration certifications. Some local SAICs need more time to consider the implementation of the new outdoor advertising provisions and some SAICs do not require the Group to register. The Group intends to register with the relevant SAICs if the Group is required to do so, but the Group cannot assure that the Group will obtain the registration certificate in compliance with the new outdoor advertisement provisions due to the uncertainty in the implementation and enforcement of the regulations promulgated by the SAIC. If the requisite registration is not obtained, the relevant local SAICs may require the Group to forfeit advertising income earned, impose administrative fines of up to $5. They may also require the Group to discontinue advertisements at airports where the requisite advertising registration is not obtained, which may result in a breach of one or more of the Group's agreements with the Group's advertising clients and materially and adversely affect the Group's business and results of operations. As of December 31, 2011, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group's network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued the Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group's non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this new SARFT Circular, or at all. In November 2010, the Group entered into a strategic partnership with CCTV Mobile Media to operate the CCTV Air Channel to broadcast TV programs to air travellers in China. Under the arrangement, CCTV Mobile Media will be responsible for program planning, production, and broadcasting. The Group will operate exclusively the advertising business of CCTV Air TV Channel. According to the terms of the cooperation arrangement with CCTV Mobile Media, during the cooperation period from November 29, 2010 to November 28, 2025, CCTV Mobile Media shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities. There is no assurance that CCTV Mobile Media will be able to obtain or maintain the requisite approval or we will be able to renew the contract with CCTV Mobile Media when it expires. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group's digital frames and digital TV screens and advertisers may find the Group's network less attractive and be unwilling to purchase advertising time slots on the Group's network. As of December 31, 2011, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(c)	Legal proceeding

In September 2011, Zhejiang Xinghui Display and Design Co., Ltd. ("Xinghui"), an equipment supplier, filed an application to the Beijing Arbitration Commission ("BAC") against AM Jinshi and TJ Jinshi, which are two of the Group's PRC operating entities, claiming for total unpaid amount of $4,254 for equipment provided. In September 2011 and January 2012, AM Jinshi and TJ Jinshi filed counterclaims for a total amount of $2,902 for the dissatisfied and malfunctioned equipment delivered by Xinghui. As the relevant arbitration actions are currently pending review by the BAC, the Group cannot estimate the range of loss (if any) as of December 31, 2011. Any arbitral award (if any) will be recorded based on the judgement by the BAC. Legal fees are accrued as incurred and are included in general and administrative expenses. As of December 31, 2011, the total legal fees incurred, as it relates to this legal proceeding, was $90.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2010 and 2011 were as follows:

Amount due from related parties-trading:

Name of related parties	Relationship	As of December 31,
		2010	2011

BEMC	Equity method investment of the Group	$306	$148
		$306	$148

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2010 and 2011, respectively.

Amount due to related parties-trading:

Name of related parties	Relationship	As of December 31,
		2010	2011

BEMC	Equity method investment of the Group	$422	$443
		$422	$443

The amount due to BEMC represents the deposits received for publishing advertisement as of December 31, 2010 and 2011.

(b)	Details of related party transactions occurred for the years ended December 31, 2009, 2010 and 2011 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2009	2010	2011

BEMC	Equity method investment of the Group	$2,035	$3,627	$179
AM Outdoor	Cost method investment of the Group in 2009	412	-	-
Zhangshangtong	Cost method investment of the Group	-	92	27

		$2,447	$3,719	$206

Agency cost paid to:

		For the years ended December 31
Name of related parties	Relationship	2009	2010	2011

BEMC	Equity method investment of the Group	$-	$747	$-

SUBSEQEUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQEUENT EVENTS
23.	SUBSEQEUENT EVENTS

The Group has evaluated events subsequent to the balance sheet date of December 31, 2011 through April 30, 2012, the date of the consolidated financial statements were available to be issued:

The Group and Beijing N-S Digital TV Co, Ltd. (“N-S Digital TV” ) established two joint ventures, Beijing Shibo Movie Technology Co. Ltd. ("Shibo Movie") and Beijing Xinghe Union Media Co. Ltd. ("Xinghe Union") on February 15, 2012 and March 13, 2012, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,588 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012.

FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2011
FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2010	2011
Assets
Current assets
Cash and cash equivalents	$16,601	$2,391
Investment in subsidiaries	79,301	86,887
Amount due from subsidiaries	184,183	183,701
Other current assets	197	181

TOTAL ASSETS	280,282	273,160

Liabilities
Current liabilities
Accounts payable	4	40
Amount due to subsidiaries	131	156
Accrued expenses and other liabilities	4,479	816

Total liabilities	4,614	1,012

Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2010 and 2011; 131,905,011 shares and 127,662,057 shares issued as of December 31, 2010 and 2011, respectively; 131,905,011 shares and 125,247,597 shares outstanding as of December 31, 2010 and 2011, respectively)	132	128
Additional paid in capital	277,676	275,150
Treasury stock (nil and 2,414,460 shares as of December 31, 2010 and 2011, respectively)	-	(3,775)
Accumulated deficits	(20,493)	(30,089)
Accumulated other comprehensive income	18,353	30,734

Total equity	275,668	272,148

TOTAL LIABILITIES AND EQUITY	$280,282	$273,160

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2009	2010	2011
Operating expenses
Selling and marketing	$(1,540)	$(2,424)	$(1,421)
General and administrative	(4,693)	(5,987)	(3,471)
Total operating expenses	(6,233)	(8,411)	(4,892)
Investment (loss)/income in subsidiaries	(32,041)	3,354	(4,795)
Interest income	1,035	140	91

Net loss attributable to holders of ordinary shares	$(37,239)	$(4,917)	$(9,596)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)
(In U.S. dollars in thousands, except share related data)

					Retained	Accumulated
					earnings/	other
	Ordinary shares		Additional	Treasury	(Accumulated	comprehensive	Total	Comprehensive
	Shares	Amount	paid in capital	stock	deficits)	income	equity	income (loss)

Balance as of January 1, 2009	134,425,925	$134	$268,881	$-	$21,663	$10,052	$300,730

Ordinary shares issued for share based compensation	46,566	1	1,279	-	-	-	1,280
Share repurchase	(3,293,004)	(3)	(7,384)	-	-	-	(7,387)
Share-based compensation	-	-	5,766	-	-	-	5,766
Foreign currency translation adjustment	-	-	-	-	-	(108)	(108)	$(108)
Net loss	-	-	-	-	(37,239)	-	(37,239)	(37,239)

Balance as of December 31, 2009	131,179,487	132	268,542	-	(15,576)	9,944	263,042	(37,347)

Ordinary shares issued for share based compensation	725,524	-	1,163	-	-	-	1,163
Share-based compensation	-	-	7,971	-	-	-	7,971
Foreign currency translation adjustment	-	-	-	-	-	8,409	8,409	8,409
Net loss	-	-	-	-	(4,917)	-	(4,917)	(4,917)

Balance as of December 31, 2010	131,905,011	132	277,676	-	(20,493)	18,353	275,668	3,492

Ordinary shares issued for share based compensation	138,416	-	229	-	-	-	229
Share repurchase	(4,381,370)	(4)	(7,369)	-	-	-	(7,373)
Treasury stock	(2,414,460)	-	-	(3,775)	-	-	(3,775)
Share-based compensation	-	-	4,614	-	-	-	4,614
Foreign currency translation adjustment	-	-	-	-	-	12,381	12,381	12,381
Net loss	-	-	-	-	(9,596)	-	(9,596)	(9,596)

Balance as of December 31, 2011	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148	$2,785

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands)

	For the years ended December 31,
	2009	2010	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(37,239)	$(4,917)	$(9,596)
Investment loss/(income) in subsidiaries	32,041	(3,354)	4,795
Share-based compensation	5,766	7,971	4,614
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	31	27	16
Accounts payable	-	4	36
Other current liabilities	381	767	(697)
Amount due to subsidiaries	22	53	25
Amount due from subsidiaries	(19,871)	(541)	482
Net cash (used in) provided by operating activities.	(18,869)	10	(325)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of subsidiaries	(6,000)	(12,178)	-
Advance payment / payment for contingent consideration in connection with a business combination	-	(2,415)	(2,966)
Net cash used in investing activities	(6,000)	(14,593)	(2,966)
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(7,387)	-	(7,373)
Treasury stock	-	-	(3,775)
Proceeds from exercises of stock options	1,279	1,163	229
Net cash provided by (used in) financing activities	(6,108)	1,163	(10,919)
Net decrease in cash	(30,977)	(13,420)	(14,210)
Cash, at beginning of year	60,998	30,021	16,601

Cash, at end of year	$30,021	$16,601	$2,391

NOTES TO ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
(In U.S. dollars in thousands)

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries, AM Technology, Shenzhen AM, Xi'an AM and Glorious Star, and its VIEs, Shengshi Lianhe, AM Advertising, AirMedia UC and AM Yuehang, and VIEs' subsidiaries, AirTV United, AM Film, Flying Dragon, AM Wenzhou, Weimei Lianhe, Shengshi Lixin, Hainan Jinhui, Youtong, AM Jinshi, TJ Jinshi, TJ AM, Dongding, AM Outdoor, Weimei Shengjing and AM Jinsheng.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.